Opportunities

Fund: 25%

Long/Short

Fund: 75%

Current Target Allocation

Chief Investment Officer:

Anne Casscells - Menlo Park, CA

For More Information Please Contact: Andrea Bollyky  (212) 201-2518 abollyky@aetoscapital.com

Courtney Stone (212) 201-2509 cstone@aetoscapital.com

Quarterly

Redemptions

60 Days

Notice Period

1 Year (2 Years for Opportunities Fund)

Lock-Up

Monthly

Contributions

$1 Million

Minimum Investment

Yes

High Water Mark

T-bills

Hurdle Rate

5.00%

Performance Fee

0.75%

Management Fee

Terms 4

17.59%

6.32%

6.08%

17.49%

2 Year Cumulative Return

From 6/1/03 through 5/31/06:

11.11%

3.50%

2.09%

7.14%

Average Annualized Return

8.64%

-0.47%

3.92%

9.32%

1 Year Return

39.14%

5.85%

7.07%

27.23%

3 Year Cumulative Return

-

-

-

0.16

Beta:  S&P 500 DRI Index

-

-

-

-0.02

Beta: Lehman Agg. Bond Comp. Index

-3.15%

-2.44%

-

-1.91%

Largest Calendar Qtr. Drawdown

0.75

0.36

-

1.47

Sharpe Ratio

12.10%

3.95%

0.36%

3.44%

Annualized Standard Deviation

S&P 500 DRI
Index

Lehman Agg. Bond
Composite Index

90-Day
Treasury Bills

Aetos Capital Long
Short Portfolio

As of 5/31/06:

3.19%

0.13%

1.00%

-0.31%

0.53%

-1.08%

2002

3.48%

-

-

-

-

-

-

-

-1.35%

0.99%

1.55%

0.02%

2.27%

2006

Standard
Deviation

YTD

Dec

Nov

Oct

Sept

Aug

Jul

Jun

May

Apr

Mar

Feb

Jan

3.43%

8.90%

0.97%

1.10%

1.64%

-0.25%

1.11%

1.03%

1.35%

1.73%

1.86%

-0.27%

-0.63%

-1.02%

2003

3.59%

5.97%

1.06%

1.88%

1.02%

1.03%

-0.28%

-0.24%

0.29%

-0.21%

-1.46%

-0.32%

1.01%

2.09%

2004

3.06%

8.29%

1.52%

0.89%

-1.20%

1.15%

0.98%

1.18%

1.03%

1.09%

-0.70%

0.44%

1.69%

0.02%

2005

Investment Performance5 (US$)

Product Name:

Aetos Capital Long Short Portfolio

As of May 31, 2006

Product Description:

Aetos Capital’s Custom Long Short Portfolio is a tactically allocated portfolio with moderate to aggressive risk and return objectives, comprised of allocations to the Aetos Capital Long/Short

Strategies Fund and the Aetos Capital Opportunities Fund, designed to provide U.S. and Offshore investors a consistent absolute return with lower volatility versus traditional markets.  This Portfolio incorporates a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in

every step.

Total Firm Assets1:

$8,942MM

Total FoHF Assets:

$3,349MM

Total Strategy Assets2:

$2,212MM – Separate Accounts

$1,137MM – Funds/Portfolios

$1,659MM – Portable Alpha3

Auditor:

PricewaterhouseCoopers LLP

Custodian:

SEI Private Trust Company, Inc.

Aetos Capital, L.P.  875 Third Avenue  New York, NY 10022  (212) 201-2509

Aetos Alternatives Management, LLC  2180 Sand Hill Road  Menlo Park, CA 94025  (650) 234-1860

Aetos Capital: Portfolios and Products

Assets Under Management:

1 Total Firm Assets:

Aetos Absolute Return - $3,349MM

Aetos Fund Advisory - $353MM

Aetos Capital Asia (Opportunistic Real Estate) - $2,940MM

AEA Investors, LLC (Private Equity) - $2,300MM

2 Aetos Capital currently offers the following hedge fund of funds strategies to our clients:

Aetos Funds: SEC-registered, strategy-specific hedge fund of funds:

Aetos Capital Multi-Strategy Arbitrage Fund

Aetos Capital Distressed Investment Strategies Fund

Aetos Capital Long/Short Strategies Fund

Aetos Capital Market Neutral Strategies Fund

Aetos Capital Opportunities Fund

Aetos Portfolios: Tactical allocations to the Funds managed to specific return and volatility targets:

Aetos Capital Conservative Portfolio (lower volatility)

Aetos Capital Balanced Portfolio (low volatility)

Aetos Capital Growth Portfolio (moderate volatility)

Aetos Capital Long Short Portfolio (moderate volatility)

Custom Portfolios: Customized allocations to the Funds managed to client-specific return and volatility targets

Separate Accounts: Direct investments made in the client's name with underlying managers

Portable Alpha Mandates: Can utilize both commingled vehicles and separate accounts

3  These assets are also included in the count for Funds and Portfolios and the Separate Accounts where relevant for portable alpha mandates which utilize hedge fund of funds.

4 Terms:

Terms associated with an investment in the Funds through the investment program described in the prospectuses

5 Investment Performance:

The performance figures for the Aetos Capital Long Short Portfolio displayed herein from September 2002 through May 2006 reflect the performance of a portfolio constituted of a 75% weighting to the Aetos Capital Long/Short Strategies Fund and 25% to the Aetos Capital

Opportunities Fund.  The Aetos Capital Opportunities Fund was launched on August 1, 2005. The performance shown for periods prior to

August 1, 2005 is based on the actual performance of the Aetos Capital Long/Short Strategies Fund.  Performance figures shown for the

Proposed Long Short Portfolio are net of investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three month Treasury bill return, respectively.  The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser.  Returns would have been lower without such waivers and reimbursements.

Absolute return investing involves substantial risks, including the risk of loss of invested capital.  Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.  These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in.

Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing.  The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-

201-2540.  Please read the prospectus carefully before investing.